Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
7. Inventories
Inventories, net of related reserves for excess and obsolescence, consisted of the following:

	September 30,	December 31,
	2020	2019
Raw materials	$9,676	$9,178
Work in process	1,499	781
Finished goods	18,707	12,959

	$29,882	$22,918

Raw materials include various components used in the Company’s manufacturing process. The Company’s excess and obsolete inventory review process includes analysis of sales forecasts and historical sales as compared to inventory level, and working with operations to maximize recovery of excess inventory. During the three months ended September 30, 2020 and 2019, the Company charged $315 and $286, respectively, for inventory excess and obsolescence to cost of goods sold within the consolidated statements of operations. During the nine months ended September 30, 2020 and 2019, the Company charged $2,024 and $809, respectively, for inventory excess and obsolescence to cost of goods sold within the consolidated statements of operations.

5. Inventories
Inventories, net of related reserves, consisted of the following:

	December 31,
	2019	2018
Raw materials	$9,178	$4,711
Work in process	781	1,759
Finished goods	12,959	6,851

	$22,918	$13,321

Raw materials include various components used in the Company’s manufacturing process. The Company’s excess and obsolete inventory review process includes analysis of sales forecasts and historical sales as compared to inventory, and working with operations to maximize recovery of excess inventory. During the years ended December 31, 2019, 2018 and 2017, the Company charged $1,297, $2,473, and $3,170, respectively, for inventory excess and obsolescence to cost of goods sold within the consolidated statements of operations. As of December 31, 2019 and 2018, the Company recorded a reserve for excess and obsolete inventory of $1,417 and $1,206, respectively.